Personnel costs (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Personal Costs

Total personnel costs include the following items:

(€ million)	2017	2016	2015
Salaries	6,592	6,424	6,473

Social security charges (including defined-contribution pension plans)	1,977	1,948	1,951

Stock options and other share-based payment expense	258	250	206

Defined-benefit pension plans	275	273	280

Other employee benefits	219	224	224
Total(a)	9,321	9,119	9,134

(a)	Excludes personnel costs for the Animal Health business: immaterial in 2017, €0.6 billion for 2016 and 2015.

Summary of Employee Numbers by Function

Employee numbers by function as of December 31 are shown below:

	2017	2016	2015
Production	40,417	41,867	42,754

Research and development	14,764	15,148	15,384

Sales force	30,284	30,815	32,771

Marketing and support functions	21,101	19,029	18,180
Total(a)	106,566	106,859	109,089

(a)	Excluding employees of the Animal Health business: 4 employees in 2017, 6,957 in 2016 and 6,542 in 2015.